Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

Our approach to risk management is designed to identify, assess, prioritize and manage major risk exposures that could affect our ability to execute our corporate strategy and fulfill our business objectives.

We perform risk assessments and prioritize information security risks identified through the processes described below, including risks associated with our use of third-party service providers. We view information security risks as one of the key risk categories we face. We are at risk for interruptions, outages and breaches of the following systems, which are either owned by us or operated by our third-party vendors or suppliers: (a) operational systems, including business, financial, accounting, enterprise resource, product development, data processing or production processes; (b) facility security systems; (c) personal data of customers, employees, suppliers, or others; or (d) our digital software. As of the date of this Annual Report we are not aware of any information security threats that have or are reasonably likely to affect our business strategy, results of operations or financial condition and provide regular security awareness information for all employees and enhanced training for information security and other specialized personnel.

Our processes for preventing, identifying, assessing and managing information security risks and vulnerabilities are embedded across our business. Among other things, we: (a) review our software and technology to ensure that our security capabilities are up to standard and protect SCHMID’s information technology; (b) review information security threat information published by government entities and other organizations in which we participate; and (c) engage third-party service providers to identify vulnerabilities and threats in our information technology environment, to enhance our security capabilities and protect our information technology and (d) adopt third-party tools for detecting and monitoring threats in our environment. We use the findings from these and other processes to improve our information security practices, procedures and technologies.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our processes for preventing, identifying, assessing and managing information security risks and vulnerabilities are embedded across our business. Among other things, we: (a) review our software and technology to ensure that our security capabilities are up to standard and protect SCHMID’s information technology; (b) review information security threat information published by government entities and other organizations in which we participate; and (c) engage third-party service providers to identify vulnerabilities and threats in our information technology environment, to enhance our security capabilities and protect our information technology and (d) adopt third-party tools for detecting and monitoring threats in our environment.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

The audit committee, which was formed as of April 30, 2024, is responsible for oversight of cybersecurity risks and preparing decision making for the wider board of directors. Information and reports concerning any significant cybersecurity threats and risk and the processes we have implemented to address them is received from the management board, which addresses and heads our cybersecurity risk management as part of its general oversight function. The audit committee will also receive various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Our cybersecurity risk assessment and management processes are implemented and maintained by certain Company management, including the Chief Financial Officer and the Chief Executive Officer. The company management is responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into the Company’s overall risk management strategy, and communicating key priorities to relevant personnel.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	audit committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit committee will also receive various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.
Cybersecurity Risk Role of Management [Text Block]	Our cybersecurity risk assessment and management processes are implemented and maintained by certain Company management, including the Chief Financial Officer and the Chief Executive Officer.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Financial Officer and the Chief Executive Officer
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Information and reports concerning any significant cybersecurity threats and risk and the processes we have implemented to address them is received from the management board, which addresses and heads our cybersecurity risk management as part of its general oversight function. The audit committee will also receive various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true